Pay vs Performance Disclosure - USD ($)		1 Months Ended	3 Months Ended					12 Months Ended
		Feb. 28, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last five completed calendar years. In determining the “compensation actually paid” to our named executive officers, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2021, 2022, 2023, 2024, and 2025 calendar years.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(4) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)(4) ($)	Company Total Shareholder Return ($)	Peer Group Total Shareholder Return(5) ($)	Net Income(6) ($ in millions)	Adj. EBITDA excl. LIFO(7) ($ in millions)
						\

2025	17,857,908	21,297,463	1,147,412	1,574,377	195	239	(55.1)	138.5

2024	4,963,050	394,388	1,773,690	241,286	172	220	(7.3)	114.1

2023	6,476,248	7,874,337	1,763,051	2,275,550	300	222	146.4	231.1

2022	8,898,112	10,124,161	1,999,669	2,480,774	257	164	391.5	582.0

2021	5,319,454	8,913,561	1,405,832	2,029,082	218	142	295.4	860.6

Company Selected Measure Name								Adj. EBITDA, excl. LIFO
Named Executive Officers, Footnote								(1) Edward J. Lehner (President & CEO) served as the principal executive officer ("PEO") for the full year of each year shown.
Peer Group Issuers, Footnote
(5)
The peer group is the metals service center peer group (the “Peer Group”), which were the peer group shown in the performance graph in Item 5 of the Company’s most recent Annual Report filed on Form 10-K. The peer group is unchanged from 2024. While there is no nationally-recognized industry index consisting of metals service center companies, Ryerson considers its Peer Group to consist of Reliance Steel & Aluminum Co., Olympic Steel Inc. and Worthington Industries, Inc., each of which has securities listed for trading on the NASDAQ; and Russel Metals Inc., which has securities listed for trading on the Toronto Stock Exchange and Klöckner & Co SE., which has securities listed for trading on the XETRA Frankfurt Stock Exchange; and until its acquisition by Ryerson on February 13, 2026, Olympic Steel Inc., which had securities listed for trading on the NASDAQ.

PEO Total Compensation Amount	[1]							$ 17,857,908	$ 4,963,050	$ 6,476,248	$ 8,898,112	$ 5,319,454	[2]
PEO Actually Paid Compensation Amount	[1],[3],[4]							$ 21,297,463	394,388	7,874,337	10,124,161	8,913,561	[2]
Adjustment To PEO Compensation, Footnote
(2)
Compensation Actually Paid (CAP) is an amount calculated using a formula prescribed by the SEC based on total compensation as disclosed in the “Summary Compensation Table (SCT)”, with specified adjustments for pensions and stock-based compensation. To calculate CAP, the following amounts were deducted from and added to SCT total compensation:

PEO SCT Total to CAP Reconciliation:

Year	Salary	Bonus and Non- Equity Incentive Compensation	Other Compensation(ii)	SCT Total	Deductions from SCT Total (iii)(vi)	Additions to SCT Total (i)(iv)(vi)	CAP

2025	$1,200,000	$451,500	$78,808	$17,857,908	($16,127,600)	$19,567,155	$21,297,463

2024	$1,200,000	$0	$78,050	$4,963,050	($3,685,000)	($883,662)	$394,388

2023	$1,150,000	$1,250,480	$73,968	$6,476,248	($4,001,800)	$5,399,889	$7,874,337

2022	$1,037,500	$3,950,000	$58,412	$8,898,112	($3,852,200)	$5,078,249	$10,124,161

2021(v)	$937,500	$2,437,500	$19,504	$5,319,454(v)	($1,924,950)	$5,519,057	$8,913,561

Adjustments to Determine Compensation "Actually Paid" for CEO	2025	2024	2023	2022	2021

Deduction for Amounts Reported under the "Stock Awards" Column in the SCT	$(16,127,600)	$(3,685,000)	$(4,001,800)	$(3,852,200)	$(1,789,200)

Deduction for Amounts Reported under the "Option Awards" Column in the SCT	—	—	—	—	$(135,750)

Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$17,863,600	$2,036,100	$3,814,800	$3,328,600	$2,946,552

Increase for Fair Value of Awards Granted During Year that Vest During Year	—	—	—	—	—

Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$1,212,005	$(2,838,927)	$896,798	$784,149	$2,213,331

Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$491,550	$(80,836)	$688,291	$965,500	$347,718

Deduction of Fair Value of Awards Granted Prior to Year that were Forfeited During Year	—	—	—	—	—

Increase Based upon Incremental Fair Value of Awards Modified During Year	—	—	—	—	—

Increase Based on Dividends or Other Earnings Paid During Year Prior to Vesting Date of Award	—	—	—	—	$11,456

Total Adjustments	$3,439,555	$(4,568,663)	$1,398,089	$1,226,049	$3,594,107

Non-PEO NEO Average Total Compensation Amount	[5]							$ 1,147,412	1,773,690	1,763,051	1,999,669	1,405,832	[2]
Non-PEO NEO Average Compensation Actually Paid Amount	[3],[4],[5]							$ 1,574,377	241,286	2,275,550	2,480,774	2,029,082	[2]
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation Actually Paid (CAP) is an amount calculated using a formula prescribed by the SEC based on total compensation as disclosed in the “Summary Compensation Table (SCT)”, with specified adjustments for pensions and stock-based compensation. To calculate CAP, the following amounts were deducted from and added to SCT total compensation:

Average Non-PEO NEOs SCT Total to CAP Reconciliation:

Year	Salary(vii)	Bonus and Non- Equity Incentive Compensation(viii)	Other Compensation(ii)	SCT Total	Deductions from SCT Total (iii)	Additions to SCT Total (i)(iv)	CAP

2025	$364,276	$77,354	$102,570	$1,147,412	($596,960)	$1,023,924	$1,574,377

2024	$445,903	$0	$33,709	$1,773,690	($1,294,078)	($238,326)	$241,286

2023	$445,903	$266,526	$36,196	$1,763,051	($1,026,700)	$1,539,199	$2,275,550

2022	$426,625	$611,738	$33,132	$1,999,669	($941,163)	$1,422,268	$2,480,774

2021(v)	$377,170	$514,668	$20,928	$1,405,832	($516,469)	$1,139,720	$2,029,082

Adjustments to Determine Compensation "Actually Paid" for Non-CEO NEOs	2025	2024	2023	2022	2021

Deduction for Change in the Actuarial Present Values Reported Under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" Column of the SCT	—	—	$(3,512)	—	$(17,539)

Increase for "Service Cost" for Pension Plans	—	—	—	—	—

Increase for "Prior Service Cost" for Pension Plans	—	—	—	—	—

Deduction for Amounts Reported under the "Stock Awards" Column in the SCT	$(596,960)	$(1,294,078)	$(1,023,188)	$(941,163)	$(417,480)

Deduction for Amounts Reported under the "Option Awards" Column in the SCT	—	—	—	—	$(81,450)

Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$654,160	$474,319	$975,375	$813,238	$760,318

Increase for Fair Value of Awards Granted During Year that Vest During Year	—	—	—	—	—

Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$272,989	$(707,387)	$423,422	$443,731	$331,842

Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$96,776	$(5,257)	$140,402	$165,299	$45,356

Deduction of Fair Value of Awards Granted Prior to Year that were Forfeited During Year	—	—	—	—	—

Increase Based upon Incremental Fair Value of Awards Modified During Year	—	—	—	—	—

Increase Based on Dividends or Other Earnings Paid During Year Prior to Vesting Date of Award	—	—	—	—	$2,204
Total Adjustments	$426,965	$(1,532,404)	$512,499	$481,105	$623,251

Equity Valuation Assumption Difference, Footnote
(3)
The assumptions used in calculating the fair value of unvested stock-based awards and outstanding option awards as of December 31st of each year (or the vest date if earlier) were consistent with those used to calculate the grant date fair value, except that the expected level of achievement of any performance criteria applicable to outstanding PSUs was updated based on then-current projections taking into account actual performance through the December 31st of the applicable year (or the vest date if earlier) and the stock price was determined for all equity compensation based on the value on December 31st of the applicable year (or the vest date if earlier). The amounts shown do not constitute a promise or commitment by the Company to pay and final outcomes are likely to differ.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid

The following graphs show the relationships between compensation actually paid to our CEO and non-CEO named executive officers versus select measures:

(1)
Net income is not used by management to evaluate business or executive performance or allocate resources.
(2)
Adj. EBITDA, excl. LIFO is used by management to evaluate performance and allocate resources. The Company believes that the presentation of Adj. EBITDA, excl. LIFO, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. For our named executive officers, 50% of their bonus opportunity for 2025 was based on Company (“corporate”) Adj. EBITDA, excl. LIFO and the remaining 50% was based on corporate EVA for 2025. A reconciliation of these non-GAAP financial measures to the most comparable GAAP measure is included in Appendix A to this proxy statement.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid

The following graphs show the relationships between compensation actually paid to our CEO and non-CEO named executive officers versus select measures:

(1)
Net income is not used by management to evaluate business or executive performance or allocate resources.
(2)
Adj. EBITDA, excl. LIFO is used by management to evaluate performance and allocate resources. The Company believes that the presentation of Adj. EBITDA, excl. LIFO, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. For our named executive officers, 50% of their bonus opportunity for 2025 was based on Company (“corporate”) Adj. EBITDA, excl. LIFO and the remaining 50% was based on corporate EVA for 2025. A reconciliation of these non-GAAP financial measures to the most comparable GAAP measure is included in Appendix A to this proxy statement.

Total Shareholder Return Vs Peer Group

Cumulative TSR vs Peer Group TSR

The following table compares the Company's cumulative total stockholder return ("TSR") to the peer group TSR, in each case, measured on a cumulative basis from the market close on December 31, 2021, through and including the end of fiscal year 2025.

Tabular List, Table

The following table lists the most important performance measures that the Committee used to link compensation actually paid to the named executive officers to Company performance for the most recently completed fiscal year.

Most Important Performance Measures

Cumulative Adjusted EBITDA(1)(2)
Cumulative Managerial Controllable Free Cash Flow(1)
Economic Value Added (EVA)(2)

(1)
Cumulative Adjusted EBITDA and Cumulative Managerial Controllable Free Cash Flow are the performance measures used for performance units (PSUs), which represent at least two-thirds of each named executive officers' LTI awards, as discussed in “Long-Term Incentive Plan (“LTIP”)."
(2)
For our named executive officers, 50% of their bonus opportunity for 2025 was based on Company (“corporate”) Adj. EBITDA, excl. LIFO and the remaining 50% was based on corporate EVA for 2025.

Total Shareholder Return Amount								$ 195	172	300	257	218
Peer Group Total Shareholder Return Amount	[6]							$ 239	$ 220	$ 222	$ 164	$ 142
Company Selected Measure Amount	[7]							138,500,000	114,100,000	231,100,000	582,000,000	860,600,000
PEO Name								Edward J. Lehner	Edward J. Lehner	Edward J. Lehner	Edward J. Lehner	Edward J. Lehner
Additional 402(v) Disclosure
(vi)
In addition to the awards granted during the Company’s regular grant cycle, includes the Lehner Special RSU Grant (600,000 RSUs) granted to Mr. Lehner on March 31, 2025. The grant date fair value of the Lehner Special RSU Grant is included in the “Stock Awards” column reported in the SCT for 2025. CAP reflects the year-end fair value of the Lehner Special RSU Grant and the fair value changes during the period, consistent with Item 402(v). No portion of the Lehner Special RSU Grant vested in 2025.
(vii)
Reflects “Salary” reported in the SCT for each year shown. For 2025, the average reflects actual 2025 salary earned by Mr. Orth through his July 31, 2025.
(viii)
Includes a $50,000 discretionary bonus paid to Ms. Kannan in February 2025, which is reported in the Bonus column of the SCT for 2025 and included in CAP for 2025.

Net Income	[8]							$ (55,100,000)	$ (7,300,000)	$ 146,400,000	$ 391,500,000	$ 295,400,000
Closing price per share			$ 22.96	$ 33.5	$ 36.38	$ 35.02	$ 17.04
Measure:: 1
Pay vs Performance Disclosure
Name								Cumulative Adjusted EBITDA(1)(2)
Non-GAAP Measure Description
(7)
As an additional company-selected performance measure, the Company has included Adj. EBITDA, excl. LIFO, which is used by the Company to evaluate performance and allocate resources. A reconciliation of this non-GAAP financial measure to the most comparable GAAP measure is included in Appendix A to this proxy statement.

Measure:: 2
Pay vs Performance Disclosure
Name								Cumulative Managerial Controllable Free Cash Flow(1)
Measure:: 3
Pay vs Performance Disclosure
Name								Economic Value Added (EVA)(2)
Mr. Lehner
Pay vs Performance Disclosure
Special RSU Grant granted			600,000
Special RSU Grant vested								0
Ms. Kannan
Pay vs Performance Disclosure
Discretionary bonus paid		$ 50,000
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								$ 3,439,555	(4,568,663)	1,398,089	1,226,049	3,594,107
Salary								1,200,000	1,200,000	1,150,000	1,037,500	937,500	[2]
Bonus And Non Equity Incentive Compensation								451,500	0	1,250,480	3,950,000	2,437,500	[2]
Other Compensation	[9]							78,808	78,050	73,968	58,412	19,504	[2]
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Average Compensation Amount	[10],[11]							(16,127,600)	(3,685,000)	(4,001,800)	(3,852,200)	(1,924,950)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Average Compensation Amount	[10],[12],[13]							19,567,155	(883,662)	5,399,889	5,078,249	5,519,057	[2]
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								17,863,600	2,036,100	3,814,800	3,328,600	2,946,552
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								1,212,005	(2,838,927)	896,798	784,149	2,213,331
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								491,550	(80,836)	688,291	965,500	347,718
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0	0	0	0	11,456
PEO | Increase based upon Incremental Fair Value of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0	0	0	0	0
PEO | Deduction for Amounts Reported under the Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(16,127,600)	(3,685,000)	(4,001,800)	(3,852,200)	(1,789,200)
PEO | Deduction Amounts Reported under Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0	0	0	0	(135,750)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								426,965	(1,532,404)	512,499	481,105	623,251
Salary	[14]							364,276	445,903	445,903	426,625	377,170	[2]
Bonus And Non Equity Incentive Compensation	[15]							77,354	0	266,526	611,738	514,668	[2]
Other Compensation	[9]							102,570	33,709	36,196	33,132	20,928	[2]
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0	0	(3,512)	0	(17,539)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0	0	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Average Compensation Amount	[11]							(596,960)	(1,294,078)	(1,026,700)	(941,163)	(516,469)	[2]
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Average Compensation Amount	[12],[13]							1,023,924	(238,326)	1,539,199	1,422,268	1,139,720	[2]
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								654,160	474,319	975,375	813,238	760,318
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								272,989	(707,387)	423,422	443,731	331,842
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								96,776	(5,257)	140,402	165,299	45,356
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0	0	0	0	2,204
Non-PEO NEO | Increase based upon Incremental Fair Value of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0	0	0	0	0
Non-PEO NEO | Deduction for Amounts Reported under the Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(596,960)	(1,294,078)	(1,023,188)	(941,163)	(417,480)
Non-PEO NEO | Deduction Amounts Reported under Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								$ 0	$ 0	$ 0	$ 0	$ (81,450)

[1]	Edward J. Lehner (President & CEO) served as the principal executive officer ("PEO") for the full year of each year shown.
[2]	In addition to the awards granted during the Company’s regular grant cycle, certain key employees were granted NSOs under the 2021 LTIP to retain key employees and reward performance. All of our named executive officers were granted NSOs.
[3]	Compensation Actually Paid (CAP) is an amount calculated using a formula prescribed by the SEC based on total compensation as disclosed in the “Summary Compensation Table (SCT)”, with specified adjustments for pensions and stock-based compensation. To calculate CAP, the following amounts were deducted from and added to SCT total compensation:
[4]	The assumptions used in calculating the fair value of unvested stock-based awards and outstanding option awards as of December 31st of each year (or the vest date if earlier) were consistent with those used to calculate the grant date fair value, except that the expected level of achievement of any performance criteria applicable to outstanding PSUs was updated based on then-current projections taking into account actual performance through the December 31st of the applicable year (or the vest date if earlier) and the stock price was determined for all equity compensation based on the value on December 31st of the applicable year (or the vest date if earlier). The amounts shown do not constitute a promise or commitment by the Company to pay and final outcomes are likely to differ.

[5]	The non-PEO named executive officers included in 2021, 2022, 2023, 2024 and 2025 average compensation are as follows: 2021: James J. Claussen, Molly D. Kannan, Michael J. Burbach, Mark S. Silver, and John E. Orth; 2022, 2023 and 2024: James J. Claussen, Michael J. Burbach, Mark S. Silver, and John E. Orth; and 2025: James J. Claussen, Molly D. Kannan, Mark S. Silver, Srini Sundarrajan and John E. Orth. Mr. Orth stepped down from all positions with the Company and its subsidiaries effective July 31 ,2025. Consequently, his base salary for 2025 was prorated based on the number of days worked. Ms. Kannan was a named executive officer for 2021 due to her service as interim PFO and became a named executive officer again in 2025 due to her role as CAO. Mr. Claussen was appointed EVP & CFO of the Company effective January 11, 2021. Mr. Burbach retired effective December 31, 2024.
[6]	The peer group is the metals service center peer group (the “Peer Group”), which were the peer group shown in the performance graph in Item 5 of the Company’s most recent Annual Report filed on Form 10-K. The peer group is unchanged from 2024. While there is no nationally-recognized industry index consisting of metals service center companies, Ryerson considers its Peer Group to consist of Reliance Steel & Aluminum Co., Olympic Steel Inc. and Worthington Industries, Inc., each of which has securities listed for trading on the NASDAQ; and Russel Metals Inc., which has securities listed for trading on the Toronto Stock Exchange and Klöckner & Co SE., which has securities listed for trading on the XETRA Frankfurt Stock Exchange; and until its acquisition by Ryerson on February 13, 2026, Olympic Steel Inc., which had securities listed for trading on the NASDAQ.
[7]	As an additional company-selected performance measure, the Company has included Adj. EBITDA, excl. LIFO, which is used by the Company to evaluate performance and allocate resources. A reconciliation of this non-GAAP financial measure to the most comparable GAAP measure is included in Appendix A to this proxy statement.
[8]	Reflects “Net Income” in our consolidated statements of income included in our Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022, and 2021.
[9]	Reflects “All Other Compensation” reported in the SCT for each year shown.
[10]	In addition to the awards granted during the Company’s regular grant cycle, includes the Lehner Special RSU Grant (600,000 RSUs) granted to Mr. Lehner on March 31, 2025. The grant date fair value of the Lehner Special RSU Grant is included in the “Stock Awards” column reported in the SCT for 2025. CAP reflects the year-end fair value of the Lehner Special RSU Grant and the fair value changes during the period, consistent with Item 402(v). No portion of the Lehner Special RSU Grant vested in 2025.
[11]	Includes (a) the grant date fair value of equity-based awards granted in each year reflected in the table and (b) the changes in the actuarial present value of accumulated pension benefits in the covered year.
[12]	Includes the value of equity and accumulated pension benefits calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity and pension components of CAP for each fiscal year are further detailed in the supplemental tables below. The 2025 column in the Adjustments to Determine Compensation “Actually Paid” for Non-CEO NEOs table below reflects the impact of Mr. Orth’s forfeiture of unvested pre-2025 equity awards and 2025 equity awards upon his July 31, 2025 separation.
[13]	RSUs and PSUs that vested on March 31, 2021, March 31, 2022, March 31, 2023, March 31, 2024, and March 31, 2025, vested at the closing price per share of our common stock of $17.04, $35.02, $36.38, $33.50, and $22.96 respectively.
[14]	Reflects “Salary” reported in the SCT for each year shown. For 2025, the average reflects actual 2025 salary earned by Mr. Orth through his July 31, 2025.
[15]	Includes a $50,000 discretionary bonus paid to Ms. Kannan in February 2025, which is reported in the Bonus column of the SCT for 2025 and included in CAP for 2025.